Inventory	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Inventory Disclosure [Abstract]
Inventory

8.          Inventory

	February 29 2020 $	August 31 2019 $
Raw materials	55,743	45,068
Finished goods	68,669	82,328
	124,412	127,396

During the period ended February 29, 2020, the Company wrote down $NIL (2019 - $NIL) of inventory to reflect its net realisable value.

8.     Inventory

	August 31	August 31
	2019	2018
	$	$
Raw materials	45,068	29,355
Work in progress	—	9,752
Finished goods	82,328	48,126
	127,396	87,233

During the year ended August 31, 2019, the Company wrote down $7,182 (2018 - $12,966) of inventory to reflect its net realisable value.